Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001587551
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Meritage Growth Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Meritage Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Meritage Growth Equity Fund (the "Growth Equity Fund" or the "Fund") is to seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund principally invests in exchange-traded common stocks of domestic companies. Up to 35% of the Fund's total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts ("ADRs") relating to foreign companies (including those located in emerging markets) that trade in the U.S. The Fund considers "emerging markets" generally to include any country in the initial stages of industrialization and that generally has a low per capita income. Emerging markets countries include those defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International ("MSCI") Emerging Markets Index, but may include other countries in the discretion of the Adviser. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. With respect to 10% of its total assets, the Fund may use exchange-traded funds ("ETFs") to invest in particular sectors instead of investing directly in companies comprising those sectors.

The Fund seeks to consistently outperform the Russell 1000 Growth Index over rolling three-year investment time horizons and to do so with lower volatility by building a portfolio of 35 - 75 companies that the Adviser believes will provide a better investment opportunity than a portfolio of companies comprising the index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity market and includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund invests in large capitalization companies (e.g. companies with market capitalizations of greater than $10 billion) but it may also invest in medium capitalization companies (e.g. companies with market capitalizations in the range of $2 billion to $10 billion) and in small capitalization companies (e.g. companies with market capitalizations less than $2 billion). The Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably.

The Adviser's investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser's investment universe. The Fund will invest in 35 – 75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser's best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company's business prospects.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Security Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "IRC"), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund's own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. Although the Adviser will not concentrate a Fund's investment in any particular industry or group of industries, the Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total returns table below illustrate the risks of investing in the Growth Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively. The Growth Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund's website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Growth Equity Fund's Institutional Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total returns table below illustrate the risks of investing in the Growth Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 261-0104
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meritageportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Growth Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.59% for the quarter ended March 31, 2017 and the lowest return for a quarter was (5.68)% for the quarter ended September 30, 2015. The Growth Equity Fund's Institutional Shares year-to-date return as of November 30, 2018 was 4.61%.

The average annual total returns table shows how the Growth Equity Fund's average annual returns compare with those of its benchmark, the Russell 1000® Growth Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares.
Meritage Growth Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPGIX
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 105
Three Years	rr_ExpenseExampleYear03	419
Five Years	rr_ExpenseExampleYear05	757
Ten Years	rr_ExpenseExampleYear10	$ 1,709
2014	rr_AnnualReturn2014	12.05%
2015	rr_AnnualReturn2015	1.84%
2016	rr_AnnualReturn2016	11.51%
2017	rr_AnnualReturn2017	25.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Nov. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.68%)
1 Year	rr_AverageAnnualReturnYear01	25.99%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013
Meritage Growth Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPGEX
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 130
Three Years	rr_ExpenseExampleYear03	497
Five Years	rr_ExpenseExampleYear05	888
Ten Years	rr_ExpenseExampleYear10	$ 1,984
1 Year	rr_AverageAnnualReturnYear01	25.65%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013
Meritage Growth Equity Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.01%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.01%	[3],[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Growth Equity Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.36%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[3],[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Growth Equity Fund | Russell 1000® Growth Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.21%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	14.00%	[3],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[6]
Meritage Value Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Meritage Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Meritage Value Equity Fund (the "Value Equity Fund" or the "Fund") is to seek growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund principally invests in exchange-traded common stocks of domestic companies. Up to 35% of the Fund's total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts ("ADRs") relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. With respect to 10% of its total assets, the Fund may use exchange-traded funds ("ETFs") to invest in particular sectors instead of investing directly in companies comprising those sectors.

The Fund seeks to consistently outperform the Russell 1000 Value Index over rolling three-year investment time horizons and to do so with lower volatility by building a portfolio of 35 - 75 companies that the Adviser believes will provide a better investment opportunity than a portfolio of companies comprising the index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity market and includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Fund invests in large capitalization companies (e.g. companies with market capitalizations of greater than $10 billion) but it may also invest in medium capitalization companies (e.g. companies with market capitalizations in the range of $2 billion to $10 billion) and in small capitalization companies (e.g. companies with market capitalizations of less than $2 billion.

The Adviser's investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser's investment universe. The Fund will invest in 35 – 75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser's best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company's business prospects.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Security Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund's own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. Although the Adviser will not concentrate a Fund's investment in any particular industry or group of industries, the Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total returns table below illustrate the risks of investing in the Value Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively. The Value Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund's website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Value Equity Fund's Institutional Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total returns table below illustrate the risks of investing in the Value Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 261-0104
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meritageportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Value Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 6.74% for the quarter ended December 31, 2016 and the lowest return for a quarter was (7.53)% for the quarter ended September 30, 2015. The Value Equity Fund's Institutional Shares year-to-date return as of November 30, 2018 was (0.60)%.

The average annual total returns table shows how the Value Equity Fund's average annual returns compare with those of its benchmark, the Russell 1000® Value Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares.
Meritage Value Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVEBX
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	452
Five Years	rr_ExpenseExampleYear05	822
Ten Years	rr_ExpenseExampleYear10	$ 1,863
2014	rr_AnnualReturn2014	11.32%
2015	rr_AnnualReturn2015	(2.61%)
2016	rr_AnnualReturn2016	8.93%
2017	rr_AnnualReturn2017	15.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Nov. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.53%)
1 Year	rr_AverageAnnualReturnYear01	15.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013
Meritage Value Equity Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.56%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[4],[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Value Equity Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%	[4],[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Value Equity Fund | Russell 1000® Value Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[8]
Meritage Yield-Focus Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Meritage Yield-Focus Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Meritage Yield-Focus Equity Fund (the "Yield-Focus Equity Fund" or the "Fund") is to seek long-term growth of capital with an emphasis on high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if its changes its 80% Policy.

The Fund principally invests in the following exchange-traded equity securities ("Equity Securities") and will generally limit its investment in each type of Equity Security to the corresponding range referenced below:

Type of Equity Security	Portfolio Investment Range (% of Total Assets)
Common Stock	50% - 100%
Master Limited Partnerships ("MLPs")	0% - 25%
Real Estate Investment Trusts ("REITs")	0% - 25%
Convertible Preferred Stock	0% - 15%
Non-Convertible Preferred Stock	0% - 15%
Business Development Companies ("BDCs")	0% - 10%
Limited Partnerships (other than MLPs)	0% - 10%

With respect to 10% of its total assets, the Fund may use exchange-traded funds ("ETFs") to invest in particular sectors instead of investing directly in companies comprising those sectors.

MLPs are publicly traded partnerships that predominately operate, or directly or indirectly own, energy-related assets. REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. The Fund's investment in equity interests of MLPs may include both general partnership interests and limited partnership interests of MLPs. BDCs are publicly-traded closed-end funds that seek capital appreciation and income by investing in smaller companies during their initial stages of development. With respect to investments in BDCs, the Fund plans to invest only in publicly traded BDCs. Not all publicly traded partnerships are considered MLPs. Limited Partnerships that are not MLPs are publicly traded partnerships that do not meet the qualifications contained in Section 7704 of the Internal Revenue Code of 1986, as amended (the "IRC"). (For additional information related to the tax treatment of MLPs, see "Taxes – Investment in MLPs" in this Prospectus.)

The Fund seeks to outperform the Zacks Multi-Asset Income Index (a "Benchmark"). The Fund also seeks to generate attractive long-term equity performance using the three methods detailed hereafter. First, the Fund expects to earn 50% to 75% of its long-term return from cash dividends and distributions on portfolio securities. Second, the Fund expects to achieve an attractive low-risk profile by utilizing Meritage Portfolio Management, Inc.'s value-centric security ranking and selection process. Third, the Fund seeks to enhance its cash return prospects by regularly investing among several alternative yield-focused equity categories, as listed above.

While the Fund invests primarily in the exchange-traded Equity Securities of domestic companies, up to 40% of the Fund's total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts ("ADRs") relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders.

The Fund invests in Equity Securities of companies without regard to the size of those companies, subject to a minimum market capitalization requirement of greater than $200 million.

The Adviser's investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser's investment universe. The Fund will invest in 40 – 75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser's best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company's business prospects.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. The value of ADRs is subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, "Foreign Security Risk" below). These risks may adversely affect the value of the Fund's investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

BDC Risk. A BDC may invest in the equity and debt securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on debt securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity and a BDC may not be able to liquidate investments in Portfolio Companies at their perceived value and may not be able to reduce exposure to such investments during adverse market or economic conditions. A BDC may use leverage (e.g. borrowing and the issuance of debt and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value to decline or if related interest charges exceed investment income. Finally, since a BDC is a regulated investment company, an investment therein is also subject to Investment Company Risk (see below).

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the IRC impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund's own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. Business development companies and ETFs are subject to additional risks such as the fact their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Limited Partnership Risk. The risks of investing in publicly traded limited partnerships that are not MLPs are generally the same as the risks of investing in the common stock of a corporation and the risks of investing in MLPs with the exception that MLPs often face additional risks inherent to investments in the energy industry and MLPs may be subject to additional qualification requirements under the IRC. In addition, many publicly traded limited partnerships that are not MLPs are treated as a corporation for tax purposes.

Management Risk. The performance of the Fund depends on the Adviser's success in selecting investments on behalf of the Fund. The Adviser's judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund's investment in an MLP will depend largely on the MLP's treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities. In addition, MLPs have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Funds' and shareholders' taxes. Due to the Fund's investment in MLPs and other securities of companies principally engaged in activities in the energy industry, the Fund's performance could be affected by the overall condition of the energy industry. Companies in the energy industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, political risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

Preferred Stock Risk. The Fund seeks to purchase preferred stock with higher dividend rates. Issuers of higher yielding preferred stock are more likely to defer payment on dividends and to experience financial crisis such as bankruptcy and liquidation than issuers of lower yielding preferred stocks. The value of preferred stock is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Also, the value of preferred stock that is convertible into other securities of an issuer tends to vary with the fluctuation in the market value of the securities into which they may be converted. Preferred stock ranks below debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT Risk. REITs are subject to the risks generally associated with real estate investments, such as: (1) fluctuations in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds or other limits on obtaining capital; (4) changes in interest rates; (5) environmental problems; (6) overbuilding; (7) extended vacancies of properties; (8) increases in property taxes; and (9) changes in zoning laws and regulations. REITs are also subject to the risks related to their structure and focus such as dependency upon management and heavy cash flow, and limited diversification (e.g., focus on certain types of real estate such as apartment buildings or real estate located in certain areas). These reasons may cause REITs to be less liquid and more volatile than other publicly traded securities.

Sector Risk. Although the Adviser will not concentrate a Fund's investment in any particular industry or group of industries, the Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value. The security may even decrease in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total returns table below illustrate the risks of investing in the Yield-Focus Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively. The Yield-Focus Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund's website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Yield-Focus Equity Fund's Institutional Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total returns table below illustrate the risks of investing in the Yield-Focus Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 261-0104
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meritageportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Yield-Focus Equity Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 7.44% for the quarter ended June 30, 2014 and the lowest return for a quarter was (9.72)% for the quarter ended September 30, 2015. The Yield-Focus Equity Fund's Institutional Shares year-to-date return as of November 30, 2018 was 1.62%.

The average annual total returns table shows how the Yield-Focus Equity Fund's average annual returns compare with those of its benchmark, the Zacks Multi-Asset Income Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares.
Meritage Yield-Focus Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPYIX
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.66%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	475
Five Years	rr_ExpenseExampleYear05	855
Ten Years	rr_ExpenseExampleYear10	$ 1,924
2014	rr_AnnualReturn2014	6.61%
2015	rr_AnnualReturn2015	(9.77%)
2016	rr_AnnualReturn2016	13.46%
2017	rr_AnnualReturn2017	12.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Nov. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.72%)
1 Year	rr_AverageAnnualReturnYear01	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013
Meritage Yield-Focus Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPYEX
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 144
Three Years	rr_ExpenseExampleYear03	552
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	$ 2,192
1 Year	rr_AverageAnnualReturnYear01	12.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013
Meritage Yield-Focus Equity Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.47%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[4],[5],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Yield-Focus Equity Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[4],[5],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[4],[5]
Meritage Yield-Focus Equity Fund | Zacks Multi-Asset Income Index TR
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.36%	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[9],[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[10],[11]
Meritage Yield-Focus Equity Fund | Russell 3000® Value Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%	[11],[12]
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%	[9],[11],[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2013	[11],[12]

[1]	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	Meritage Portfolio Management, Inc., the Fund's adviser (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund's average daily net assets through December 31, 2019 ("Expense Limitation Agreement"). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the "Board") may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.
[3]	The inception of the Growth Equity Fund was December 23, 2013.
[4]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[6]	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[7]	The inception of the Value Equity Fund was December 23, 2013.
[8]	The Russell 1000® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[9]	The inception of the Yield-Focus Equity Fund was December 23, 2013.
[10]	The Zacks Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, closed end funds, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an Index.
[11]	This table compares the Yield-Focus Equity Fund's average annual total returns for the period ended December 31, 2017 to those of Zacks Multi-Asset Income Index and the Russell 3000® Value Index. Effective December 14, 2017 for performance reflected in this prospectus, the Yield-Focus Equity Fund's benchmark was updated from the Russell 3000® Value Index to the Zacks Multi-Asset Income Index based on the Adviser's determination that the Zacks Multi-Asset Income Index more closely aligns with the investment strategy of the Fund. The Trust's Board approved this change to the Fund's benchmark in December 2017.
[12]	The Russell 3000® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.